Note 10 - Warrants (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		2 Months Ended		2 Months Ended				3 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 28, 2014 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Private Placement Offering [Member]	Feb. 28, 2014 July 2013 Warrants [Member]	Jul. 31, 2013 July 2013 Warrants [Member]	Feb. 28, 2014 Warrant [Member]
Note 10 - Warrants (Details) [Line Items]
Warrants and Rights Outstanding (in Dollars)				$ 5,438,022
Warrants Issued						4,800,000		4,800,000	96,000
Warrants, Exercisable Term	5 years	5 years				5 years		2 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	2.55	2.10				2.50	2.50	2.50	3.125	2.55
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 3,075,000	$ 3,121,800
Stock Issued During Period, Shares, New Issues	1,500,000	1,815,000	4,808,054	0
Sale of Stock, Price Per Share (in Dollars per share)	$ 2.05	$ 1.72
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	375,000	0.25	2,514,575				1,770,000			217,500	0.25
Class of Warrant or Right, Outstanding			6,230,300		6,230,300		3,540,000			870,000
Warrants Exercised												130,000
Stock Issued During Period, Shares, Conversion of Convertible Securities												65,000